Cover	Mar. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-6706
Entity Registrant Name	Badger Meter, Inc.
Entity Central Index Key	0000009092
Entity Tax Identification Number	39-0143280
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	4545 W. Brown Deer Rd.
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
City Area Code	(414)
Local Phone Number	355-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable